Note 11 - Operating and Reporting Segments	12 Months Ended
Oct. 31, 2011
Segment Reporting Disclosure [Text Block]
11. Operating and Reporting Segments

Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  Our reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases or exchanges.

Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“(Loss) income before income taxes”).  (Loss) income before income taxes for the Homebuilding segments consist of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses and minority interest expense.  Income before income taxes for the Financial Services segment consist of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to operations of our segments was as follows:

	Year Ended October 31,
(In thousands)	2011	2010	2009
Revenues:
Northeast	$201,984	$298,713	$364,876
Mid-Atlantic	199,716	282,052	297,706
Midwest	70,567	93,358	117,308
Southeast	79,453	93,493	119,779
Southwest	425,152	393,639	422,808
West	128,658	178,480	234,740
Total homebuilding	1,105,530	1,339,735	1,557,217
Financial services	29,481	31,973	35,550
Corporate and unallocated	(104)	134	3,523
Total revenues	$1,134,907	$1,371,842	$1,596,290
(Loss) income before income taxes:
Northeast	$(99,276)	$(92,605)	$(341,147)
Mid-Atlantic	(17,286)	(4,762)	(85,817)
Midwest	(8,977)	(13,226)	(24,390)
Southeast	(11,874)	(11,219)	(67,891)
Southwest	29,316	23,192	(60,777)
West	(40,599)	(61,769)	(304,539)
Total homebuilding	(148,696)	(160,389)	(884,561)
Financial services	8,109	8,899	6,255
Corporate and unallocated	(151,001)	(143,792)	206,287
Loss before income taxes	$(291,588)	$(295,282)	$(672,019)

	October 31,
(In thousands)	2011	2010
Assets:
Northeast	$385,217	$456,544
Mid-Atlantic	219,287	177,503
Midwest	59,105	47,818
Southeast	83,044	58,765
Southwest	188,321	206,001
West	168,590	195,808
Total homebuilding	1,103,564	1,142,439
Financial services	85,106	101,795
Corporate and unallocated	413,510	573,326
Total assets	$1,602,180	$1,817,560

	October 31,
(In thousands)	2011	2010
Investments in and advances to unconsolidated joint ventures:
Northeast	$15,450	$16,437
Mid-Atlantic	26,477	12,568
Midwest	2,957	4,432
Southeast	4,687	4,528
Southwest	-	35
West	7,310	-
Total homebuilding	56,881	38,000
Corporate and unallocated	945	-
Total investments in and advances to unconsolidated joint ventures	$57,826	$38,000

	Year Ended October 31,
(In thousands)	2011	2010	2009
Homebuilding interest expense:
Northeast	$33,833	$27,105	$28,566
Mid-Atlantic	10,180	16,572	18,452
Midwest	2,441	3,807	3,712
Southeast	4,036	5,570	8,050
Southwest	14,552	13,927	23,914
West	10,264	17,896	23,639
Total homebuilding	75,306	84,877	106,333
Corporate and unallocated	96,539	97,482	94,136
Financial services interest expense (income) (1)	350	(291)	(507)
Total interest expense, net	$172,195	$182,068	$199,962

(1)	Financial services interest income and interest expenses are included in the Financial services lines on the Consolidated Statements of Operations in the respective revenues and expenses sections.

	Year Ended October 31,
(In thousands)	2011	2010	2009
Depreciation:
Northeast	$677	$1,167	$1,533
Mid-Atlantic	437	474	577
Midwest	1,825	1,609	3,671
Southeast	132	356	1,196
Southwest	292	340	503
West	409	832	1,009
Total homebuilding	3,772	4,778	8,489
Financial services	391	447	489
Corporate and unallocated	5,177	7,351	9,549
Total depreciation and goodwill and intangible amortization and impairment	$9,340	$12,576	$18,527

	Year Ended October 31,
(In thousands)	2011	2010	2009
Net additions to operating properties and equipment:
Northeast	$191	$426	$41
Mid-Atlantic	19	-	34
Midwest	66	290	170
Southeast	34	-	122
Southwest	28	19	-
West	118	-	22
Total homebuilding	456	735	389
Financial services	74	-	11
Corporate and unallocated	296	1,721	350
Total net additions to operating properties and equipment	$826	$2,456	$750

	Year Ended October 31,
(In thousands)	2011	2010	2009
Equity in (losses) earnings from unconsolidated joint ventures:
Northeast	$(4,474)	$(29)	$(31,156)
Mid-Atlantic	(4,340)	(391)	(3,866)
Midwest	672	390	(1,808)
Southeast	676	322	(4,359)
Southwest	83	664	(4,824)
West	(1,575)	-	(28)
Total equity in (losses) earnings from unconsolidated joint ventures	$(8,958)	$956	$(46,041)